UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE

68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

06/30

Date of reporting period: 9/30/14

Item 1.  Schedule of Investments.

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014
Shares		Value
	COMMON STOCKS - 38.7%
	ADVERTISING - 0.2%
1,793	Omnicom Group, Inc.	$ 123,466

	AGRICULTURE - 0.3%
1,487	Philip Morris International, Inc.	124,016
2,274	Vector Group Ltd.	50,437
		174,453
	AIRLINES - 0.4%
4,400	United Continental Holding, Inc. #*	205,876

	APPAREL - 0.3%
685	Sketchers USA, Inc. - Class A *	36,517
1,909	VF Corp.	126,051
		162,568
	AUTO MANUFACTURERS - 0.7%
12,300	Ford Motor Co. #*	181,917
5,590	General Motors Co.	178,545
		360,462
	BANKS - 1.9%
10,080	Bank of America Corp.	171,864
2,100	Capital One Financial Corp.	171,402
3,060	Citigroup, Inc.	158,569
1,806	Nothern Trust Corp.	122,862
14,810	Regions Financial Corp.	148,692
2,622	Texas Capital Bancshares, Inc. *	151,237
2,958	US Bancorp	123,733
		1,048,359
	BEVERAGES - 0.6%
3,033	Coca-Cola Co.	129,388
3,390	Embotelladora Andina SA - ADR	64,952
700	Molson Coors Brewing Co.	52,108
1,133	PepsiCo, Inc.	105,471
		351,919
	BIOTECHNOLOGY - 0.1%
1,116	BioMarin Pharmaceutical, Inc. *	80,531

	BUILDING MATERIALS - 0.6%
794	Apogee Enterprises, Inc.	31,601
2,688	Headwaters, Inc. *	33,708
656	Martin Marietta Materials, Inc.	84,585
4,060	Simpson Manufacturing Co., Inc.	118,349
2,065	Trex Co., Inc. *	71,387
		339,630
	CHEMICALS - 1.6%
1,350	Airgas, Inc.	149,378
1,003	Ashland, Inc.	104,412
335	CF Industries Holdings, Inc.	93,539
1,508	Dow Chemical Co.	79,080
1,075	Ecolab, Inc.	123,442
953	Praxair, Inc.	122,937
2,660	RPM International, Inc.	121,775
4,410	Sociedad Quimica y Minera de Chile SA - ADR	115,277
		909,840

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
Shares		Value
	COAL- 0.1%
2,746	SunCoke Energy, Inc. *	$ 61,648

	COMMERCIAL SERVICES - 1.8%
2,956	ADT Corp.	104,820
1,517	Automatic Data Processing, Inc.	126,032
5,070	CoreLogic, Inc. *	137,245
1,141	Euronet Worldwide, Inc. *	54,528
5,938	KAR Auction Services, Inc.	170,005
1,799	Quanta Services, Inc. *	65,286
3,082	Rent-A-Center, Inc.	93,539
4,964	Service Corp International	104,939
4,203	Vantiv, Inc. *	129,873
		986,267
	COMPUTERS - 0.3%
4,289	EMC Corp.	125,496
1,282	Riverbed Technology, Inc. *	23,775
953	Super Micro Computer, Inc. *	28,037
		177,308
	COSMETICS/PERSONAL CARE - 0.2%
1,937	Colgate-Palmolive Co.	126,331

	DISTRIBUTION/WHOLESALE - 0.4%
3,801	Ingram Micro, Inc. *	98,104
505	WW Grainger, Inc.	127,083
		225,187
	DIVERSIFIED FINANCIAL SERVICES - 2.4%
37,612	Ellington Financial LLC ^	835,739
4,557	FNF Group	126,411
929	IntercontinentalExchange, Inc.	181,201
2,555	NorthStar Asset Management Group, Inc. *	47,063
4,500	Ocwen Financial Corp. *	117,810
		1,308,224
	ELECTRIC - 0.7%
1,831	Dominion Resources, Inc.	126,504
1,700	Duke Energy Corp.	127,109
4,044	Xcel Energy, Inc.	122,938
		376,551
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
1,060	Hubbell, Inc. - Class B	127,762
1,030	Littelfuse, Inc.	87,735
		215,497
	ELECTRONICS - 0.8%
1,322	Honeywell International, Inc.	123,105
3,090	Jabil Circuit, Inc.	62,325
1,027	OSI Systems, Inc. *	65,194
1,202	Rogers Corp. *	65,822
2,530	TE Connectivity Ltd.	139,884
		456,330
	ENTERTAINMENT - 0.2%
1,132	National CineMedia, Inc.	16,425
2,953	Pinnacle Entertainment, Inc. *	74,091
		90,516

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
Shares		Value
	FOOD - 0.5%
577	Kroger Co.	$ 30,004
3,561	Mondelez International, Inc. - Class A	122,018
1,270	Pilgrim's Pride Corp. *	38,811
2,826	Safeway, Inc.	96,932
		287,765
	FOREST PRODUCTS & PAPER - 0.2%
2,597	International Paper Co.	123,981

	HAND/MACHINE TOOLS - 0.1%
774	Stanley Black & Decker, Inc.	68,723

	HEALTHCARE-PRODUCTS - 0.6%
2,383	Abaxis, Inc.	120,842
3,520	Patterson Cos, Inc.	145,834
4,454	Volcano Corp. *	47,391
		314,067
	HEALTHCARE-SERVICES - 0.2%
1,798	Air Methods Corp. *	99,879

	HOME BUILDERS - 0.2%
6,980	Brookfield Residential Properties, Inc. *	131,852

	HOME FURNISHINGS - 0.1%
462	Tempur Sealy International, Inc. *	25,951

	INSURANCE - 1.3%
338	Alleghany Corp. *	141,335
1,451	Aon PLC	127,209
3,340	Arthur J Gallagher & Co.	151,502
4,360	Assured Guaranty Ltd.	96,618
1,378	Chubb Corp.	125,508
2,300	Horace Mann Educators Corp.	65,573
		707,745
	INTERNET - 1.8%
3,910	eBay, Inc. *	221,423
2,990	FTD Cos., Inc. *	101,989
1,796	IAC/InterActive Corp.	118,356
2,704	RingCentral, Inc. - Class A *	34,368
617	Textura Corp. *	16,289
2,549	Twitter, Inc. *	131,477
5,700	Yelp, Inc. *	389,025
		1,012,927
	LEISURE TIME - 0.1%
1,009	Royal Caribbean Cruises Ltd.	67,896

	LODGING - 0.3%
4,240	Home Inns & Hotels Management, Inc. - ADR *	122,918
800	Starwood Hotels & Resorts Worldwide, Inc.	66,568
		189,486
	MACHINERY-CONSTRUCTION & MINING - 0.2%
1,140	Caterpillar, Inc.	112,894

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
Shares		Value
	MACHINERY-DIVERSIFIED - 0.8%
1,448	Deere & Co.	$ 118,722
203	Nordson Corp.	15,442
843	Roper Industries, Inc.	123,322
818	Tennant Co.	54,880
4,200	Xylem, Inc.	149,058
		461,424
	MEDIA - 0.7%
1,890	CBS Corp. - Class B	101,115
11,191	Gray Television, Inc. *	88,185
4,996	News Corp. - Class A *	81,685
1,896	Tribune Co. *	124,757
		395,742
	MINING - 0.7%
6,860	Barrick Gold Corp.	100,568
2,030	Compass Minerals International, Inc.	171,088
824	Hi-Crush Partners LP	42,485
4,280	MAG Silver Corp. *	31,886
656	US Silica Holdings, Inc.	41,007
		387,034
	MISCELLANEOUS MANUFACTURING - 1.2%
2,770	Actuant Corp.	84,540
829	EnPro Industries, Inc. *	50,179
1,315	Federal Signal Corp.	17,411
1,316	Ingersoll-Rand PLC - Class A	74,170
2,900	ITT Corp.	130,326
1,020	Pall Corp.	85,374
2,280	Pentair PLC	149,317
1,060	SPX Corp.	99,566
		690,883
	OFFICE/BUSINESS EQUIPMENT - 0.0%
393	Xerox Corp.	5,199

	OIL & GAS - 1.7%
1,013	Chevron Corp.	120,871
1,566	ConocoPhillips	119,830
1,912	Emerald Oil, Inc. *	11,759
2,161	Exxon Mobil Corp.	203,242
10,496	Halcon Resources Corp. *	41,564
1,491	Patterson-UTI Energy, Inc.	48,502
2,895	Penn Virginia Corp. *	36,795
6,793	Triangle Petroleum Corp. *	74,791
1,685	Whiting Petroleum Corp. *	130,672
5,490	WPX Energy, Inc. *	132,089
		920,115
	OIL & GAS SERVICES - 0.2%
131	C&J Energy Services, Inc. *	4,002
1,224	Schlumberger Ltd.	124,469
		128,471

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
Shares		Value
	PHARMACEUTICALS - 1.9%
5,926	Abbott Laboratories	$ 246,462
1,409	Johnson & Johnson	150,185
2,236	Mallinckrodt PLC *	201,575
2,109	Merck & Co., Inc.	125,022
1,678	Mylan, Inc. *	76,332
5,592	Pfizer, Inc.	165,355
2,094	Zoetis, Inc.	77,373
		1,042,304
	PRIVATE EQUITY - 0.4%
9,400	KKR & Co. LP	209,620

	REAL ESTATE - 0.6%
3,850	Alexander & Baldwin, Inc.	138,485
1,250	Howard Hughes Corp. *	187,500
		325,985
	REITS - 5.4%
1,000	American Campus Communities, Inc.	36,450
1,000	American Tower Corp.	93,630
4,085	AmREIT, Inc.	93,832
1,000	AvalonBay Communities, Inc.	140,970
1,100	Boston Properties, Inc.	127,336
1,750	Camden Property Trust	119,928
2,000	CoreSite Realty Corp.	65,740
4,000	Cousins Properties, Inc.	47,800
700	Crown Castle International Corp.	56,371
2,300	CyrusOne, Inc.	55,292
1,000	Digital Realty Trust, Inc.	62,380
3,000	Douglas Emmett, Inc.	77,010
3,500	Duke Realty Corp.	60,130
1,250	EastGroup Properties, Inc.	75,737
550	Essex Property Trust, Inc.	98,312
1,500	Extra Space Storage, Inc.	77,355
4,242	FelCor Lodging Trust, Inc.	39,705
2,300	General Growth Properties, Inc.	54,165
13,700	Hersha Hospitality Trust	87,269
3,000	Host Hotels & Resorts, Inc.	63,990
2,100	Hudson Pacific Properties, Inc.	51,786
2,250	Kite Realty Group Trust	54,540
1,250	Macerich Co.	79,788
4,502	NorthStar Realty Finance Corp.	79,550
3,530	Plum Creek Timber Co., Inc.	137,705
1,750	Prologis, Inc.	65,975
5,630	Senior Housing Properties Trust	117,780
1,600	Simon Property Group, Inc.	263,072
1,600	Sovran Self Storage, Inc.	118,976
2,000	Tanger Factory Outlet Centers, Inc.	65,440
1,000	Taubman Centers, Inc.	73,000
4,000	UDR, Inc.	109,000
750	Vornado Realty Trust	74,970
2,200	Washington Real Estate Investment Trust	55,836
1,600	Weingarten Realty Investors	50,400
6,029	Winthrop Realty Trust	90,857
		3,022,077

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
Shares		Value
	RETAIL - 1.9%
2,177	Ann, Inc. *	$ 89,540
1,840	Bed Bath & Beyond, Inc. *	121,127
13	Chipotle Mexican Grill, Inc. *	8,666
4,370	Coach, Inc.	155,616
1,711	Finish Line, Inc. - Class A	42,826
1,383	Home Depot, Inc.	126,876
10,903	JC Penney Co., Inc. *	109,466
1,351	McDonald's Corp.	128,088
864	PetSmart, Inc.	60,558
1,336	Sonic Corp. *	29,873
4,470	Urban Outfitters, Inc. *	164,049
		1,036,685
	SEMICONDUCTORS - 0.9%
1,013	Cabot Microelectronics Corp. *	41,989
14,321	Himax Technologies, Inc. - ADR	145,358
2,607	Microchip Technology, Inc.	123,129
1,272	QUALCOMM, Inc.	95,107
1,045	Skyworks Solutions, Inc.	60,662
5,751	Tower Semiconductor Ltd. *	58,488
		524,733
	SOFTWARE - 0.7%
6,511	CDC Corp. - Class A * (a)	1,823
2,580	Salesforce.com, Inc. *	148,427
119,368	Trident Microsystems, Inc. * (a)	4,178
2,270	Vmware, Inc. - Cl. A *	213,017
		367,445
	STORAGE / WAREHOUSING - 0.1%
1,085	Mobile Mini, Inc.	37,942

	TELECOMMUNICATIONS - 1.4%
3,606	AT&T, Inc.	127,075
14,514	Extreme Networks, Inc. *	69,522
782	FairPoint Communications, Inc. *	11,863
5,236	Globalstar, Inc. *	19,164
744	NICE Systems Ltd. - ADR	30,348
5,275	RF Micro Devices, Inc. *	60,874
2,741	Telephone & Data Systems, Inc.	65,674
3,526	T-Mobile US, Inc. *	101,796
5,231	Verizon Communications, Inc.	261,498
315	ViaSat, Inc. *	17,363
		765,177
	TRANSPORTATION - 0.5%
746	Roadrunner Transportation Systems, Inc. *	17,001
2,810	United Parcel Service, Inc. - Class B	276,195
		293,196

	TOTAL COMMON STOCKS (Cost - $20,399,184)	21,538,161

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
Shares				Value
	MUTUAL FUNDS - 21.5%
	ASSET ALLOCATION FUND - 7.6%
108,063	361 Managed Futures Strategy Fund - Cl. I ^			$ 1,199,497
198,456	Absolute Strategies Fund *			2,232,627
25,445	Ivy Asset Strategy Fund - Cl. Y			783,969
				4,216,093
	DEBT FUND - 3.1%
211,158	Oppenheimer Senior Floating Rate Fund - Cl. A ^			1,748,387

	EQUITY FUND - 10.8%
245,201	Calamos Market Neutral Income Fund - Cl. I ^			3,172,903
123,846	Goldman Sachs MLP Energy Infrastructure Fund ^			1,601,327
107,423	Swan Defined Risk Fund - Cl. I			1,266,514
				6,040,744

	TOTAL MUTUAL FUNDS (Cost - $11,768,922)			12,005,224

	HEDGE FUND - 1.8%
861,976	Raven Rock Credit Fund, LP *(a)(c)			990,485
	TOTAL HEDGE FUND (Cost - $861,976)

	EXCHANGE TRADED FUNDS - 1.0%
	EQUITY FUND - 1.0%
3,150	Vanguard S&P 500 ETF ^			568,859
	TOTAL EXCHANGE TRADED FUNDS (Cost - $566,904)

	BONDS & NOTES - 8.1%
Principal	BANKS - 4.0%	Interest Rate	Maturity
$ 500,000	Goldman Sachs Group, Inc. + - Based on the EURO STOXX Index	0.000%	4/2/2018	608,816
1,500,000	Morgan Stanley + - Based on the EURO STOXX 50 Index	0.000%	2/24/2023	1,625,700
				2,234,516
	CHEMICALS - 0.0%
159,000	Momentive Performance Materials, Inc. ~(b)	11.500%	12/1/2016	1,590

	DIVERSIFIED FINANCIAL SERVICES - 2.4%
1,000,000	Credit Suisse Securities USA LLC + - Based on S&P 500 Index	0.000%	6/1/2017	1,365,200

	ENTERTAINMENT - 0.2%
175,947	Chukchansi Economic Development Authority - 144A	10.250%	5/30/2020	121,403

	ENVIRONMENTAL CONTROL - 0.2%
96,000	Tervita Corp. - 144A	10.875%	2/15/2018	96,000

	RETAIL - 0.9%
78,000	Bon-Ton Department Stores, Inc.	10.625%	7/15/2017	78,097
116,000	Claire's Stores, Inc.	8.875%	3/15/2019	96,280
111,000	JC Penney Corp., Inc.	5.650%	6/1/2020	93,240
117,000	Logan's Roadhouse, Inc.	10.750%	10/15/2017	87,750
128,300	Neebo, Inc. - 144A	15.000%	6/30/2016	132,149
				487,516

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
Principal		Interest Rate	Maturity	Value
	TELECOMMUNICATIONS - 0.4%
$ 165,000	Alaska Communications Systems Group @	6.250%	5/1/2018	$ 132,000
86,000	United States Cellular Corp.	6.700%	12/15/2033	85,583
				217,583

	TOTAL BONDS & NOTES (Cost - $3,960,136)			4,523,808

	PRIVATE NOTES - 10.8%
2,500,000	Aequitas Capital (a)(c)	11.000%	2/28/2015	2,500,000
2,000,000	Aequitas Capital (a)(c)	11.000%	6/3/2015	2,000,000
1,500,000	Aequitas Capital (a)(c)	11.000%	7/5/2015	1,500,000
	TOTAL PRIVATE NOTES (Cost - $6,000,000)			6,000,000

	OPTIONS PURCHASED * - 0.2%
Contracts**	CALL OPTIONS PURCHASED - 0.1%
	Activision Blizzard, Inc.
32	Expiration February 2015, Exercise Price $24.00			1,472
	Express Scripts Holding Co.
24	Expiration October 2014, Exercise Price $70.00			3,480
	Lorillard, Inc.
20	Expiration March 2015, Exercise Price $60.00			5,230
	Lorillard, Inc.
40	Expiration March 2015, Exercise Price $62.50			5,800
	United Continental Holdings, Inc.
47	Expiration October 2014, Exercise Price $49.00			6,110
	United Continental Holdings, Inc.
57	Expiration October 2014, Exercise Price $46.00			12,141
	TOTAL CALL OPTIONS PURCHASED (Cost - $48,387)			34,233

	PUT OPTIONS PURCHASED - 0.1%
	Ebay, Inc.
39	Expiration October 2014, Exercise Price $52.50			897
	iShares 20+ Year Treasury Bond ETF
107	Expiration January 2015, Exercise Price $105.00			3,585
	iShares iBoxx $ High Yield Corporate Bond ETF
53	Expiration October 2014, Exercise Price $90.00			2,385
	iShares Russell 2000 ETF
19	Expiration November 2014, Exercise Price $109.00			6,251
	iShares Russell 2000 ETF
38	Expiration October 2014, Exercise Price $109.50			9,196
	SPDR S&P 500 ETF Trust
79	Expiration October 2014, Exercise Price $184.00			2,686
	SPDR S&P 500 ETF Trust
38	Expiration November 2014, Exercise Price $196.00			14,516
	Yelp, Inc.
57	Expiration November 2014, Exercise Price $72.50			47,481
	TOTAL PUT OPTIONS PURCHASED (Cost - $108,164)			86,997

	TOTAL OPTIONS PURCHASED (Cost - $156,551)			121,230

	TOTAL INVESTMENTS (Cost - $43,713,673) (d) - 82.1%			$ 45,747,767
	SECURITIES SOLD SHORT (Proceeds - $5,079,392)(d) - (8.9)%			(4,967,659)
	OPTION CONTRACTS WRITTEN (Premiums Received - $86,933)(d) - (0.1)%			(72,028)
	OTHER ASSETS LESS LIABILITIES - 26.9%			15,020,840
	NET ASSETS - 100.0%			$ 55,728,920

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
Shares		Value
	SECURITIES SOLD SHORT* - (8.9) %
	COMMON STOCKS - (1.7)%
	AEROSPACE/DEFENSE - (0.0)%
(176)	AAR Corp.	$ (4,250)

	APPAREL - (0.2)%
(590)	Carter's, Inc.	(45,737)
(1,729)	Crocs, Inc. *	(21,751)
(1,142)	Steven Madden Ltd. *	(36,807)
		(104,295)
	AUTO PARTS & EQUIPMENT - (0.0)%
(393)	Titan International, Inc.	(4,645)

	BUILDING MATERIALS - (0.1)%
(1,168)	Lennox International, Inc.	(89,784)

	CHEMICALS - (0.1)%
(787)	Innophos Holdings, Inc.	(43,356)

	COMMERCIAL SERVICES - (0.1)%
(2,131)	MoneyGram International, Inc. *	(26,723)
(1,046)	Monro Muffler Brake, Inc.	(50,762)
		(77,485)
	COMPUTERS - (0.3)%
(1,600)	3D Systems Corp. *	(74,192)
(459)	Apple, Inc.	(46,244)
(391)	SanDisk Corp.	(38,298)
		(158,734)
	DIVERSIFIED FINANCIAL SERVICES - (0.1)%
(461)	Credit Acceptance Corp. *	(58,118)

	ENERGY-ALTERNATE SOURCES - (0.0)%
(395)	Pacific Ethanol, Inc. *	(5,514)
(131)	REX American Resources Corp. *	(9,547)
		(15,061)
	ENGINEERING & CONSTRUCTION - (0.0)%
(131)	Fluor Corp.	(8,750)

	ENVIRONMENTAL CONTROL - (0.1)%
(789)	Clean Harbors, Inc. *	(42,543)

	FOOD - (0.1)%
(1,847)	Nutrisystem, Inc.	(28,388)

	HAND / MACHINE TOOLS - (0.1)%
(654)	Regal-Beloit Corp.	(42,020)

	HEALTHCARE-PRODUCTS - (0.1)%
(1,042)	Cynosure, Inc. *	(21,882)
(131)	IDEXX Laboratories, Inc. *	(15,436)
		(37,318)

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
Shares				Value
	HOME BUILDERS - (0.1)%
(545)	Thor Industries, Inc.			$ (28,068)

	MACHINERY-DIVERSIFIED - (0.0)%
(66)	Chart Industries, Inc. *			(4,035)
(106)	Lindsay Corp.			(7,924)
				(11,959)
	OFFICE FURNISHINGS - (0.0)%
(1,131)	Interface, Inc.			(18,254)

	OIL & GAS SERVICES - (0.1)%
(2,147)	RPC, Inc.			(47,148)

	RETAIL - (0.0)%
(263)	Tractor Supply Co.			(16,177)

	SEMICONDUCTORS - (0.2)%
(14,069)	Applied Micro Circuits Corp. *			(98,483)

	TELECOMMUNICATIONS - (0.0)%
(3,865)	Harmonic, Inc. *			(24,504)

	TOTAL COMMON STOCKS - (Proceeds - $1,009,674)			(959,340)

	EXCHANGE TRADED FUNDS - (7.0)%
	COMMODITY FUNDS - (0.0)%
(1,190)	iShares Silver Trust *			(19,456)

	DEBT FUNDS - (0.1)%
(1,556)	SPDR Barclays High Yield Bond ETF			(62,520)

	EQUITY FUNDS - (6.9)%
(524)	Consumer Select Sector SPDR Fund			(34,945)
(1,708)	Consumer Staples Select Sector SPDR Fund			(77,048)
(722)	Energy Select Sector SPDR Fund			(65,428)
(2,313)	Industrial Select Sector SPDR Fund			(122,936)
(7,400)	iShares MSCI Emerging Markets ETF			(307,544)
(2,592)	iShares Russell 2000 ETF			(283,435)
(924)	Materials Select Sector SPDR Fund			(45,821)
(591)	Powershares QQQ Trust Series 1			(58,385)
(12,502)	SPDR S&P 500 ETF Trust			(2,463,144)
(524)	SPDR S&P MidCap 400 ETF Trust			(130,644)
(6,192)	Technology Select Sector SPDR Fund			(247,123)
				(3,836,453)

	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $3,977,128)			(3,918,429)

Principal	BONDS & NOTES - (0.2) %	Interest Rate	Maturity
	CHEMICALS - (0.2) %
$ (89,000)	IAC/InterActive Corp.	4.875%	11/30/2018	(89,890)
	TOTAL BONDS & NOTES (Proceeds - $92,590)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $5,079,392)			(4,967,659)

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
Shares		Value
	OPTIONS CONTRACTS WRITTEN * - (0.1) %
	CALL OPTIONS CONTRACTS WRITTEN - (0.0) %
	Ford Motor Co.
(76)	Expiration October 2014, Exercise Price $15.00	$ (684)
	S&P 500 Index
(1)	Expiration October 2014, Exercise Price $1,999.00	(1,435)
	S&P 500 Index
(1)	Expiration October 2014, Exercise Price $2,001.00	(1,144)
	S&P 500 Index
(1)	Expiration October 2014, Exercise Price $2,015.00	(592)
	S&P 500 Index
(2)	Expiration October 2014, Exercise Price $2,027.00	(1,068)
	S&P 500 Index
(1)	Expiration October 2014, Exercise Price $2,029.00	(259)
	S&P 500 Index
(2)	Expiration October 2014, Exercise Price $2,031.00	(788)
	S&P 500 Index
(1)	Expiration November 2014, Exercise Price $2,014.00	(1,175)
	S&P 500 Index
(1)	Expiration November 2014, Exercise Price $2,016.00	(1,242)
	S&P 500 Index
(1)	Expiration November 2014, Exercise Price $2,016.00	(1,508)
	S&P 500 Index
(2)	Expiration November 2014, Exercise Price $2,019.00	(1,956)
	S&P 500 Index
(2)	Expiration November 2014, Exercise Price $2,026.00	(1,646)
	S&P 500 Index
(2)	Expiration November 2014, Exercise Price $2,031.00	(1,648)
	S&P 500 Index
(2)	Expiration November 2014, Exercise Price $2,036.00	(976)
	S&P 500 Index
(2)	Expiration November 2014, Exercise Price $2,039.00	(1,342)
	S&P 500 Index
(1)	Expiration November 2014, Exercise Price $2,041.00	(696)
	TOTAL CALL OPTIONS CONTRACTS WRITTEN (Premiums Received - $37,210)	(18,159)

	PUT OPTIONS CONTRACTS WRITTEN - (0.1) %
	Activision Blizzard, Inc.
(32)	Expiration February 2015, Exercise Price $21.00	(5,024)
	iShares iBoxx $ High Yield Corporate Bond ETF
(53)	Expiration October 2014, Exercise Price $87.00	(928)
	iShares Russell 2000 ETF
(28)	Expiration October 2014, Exercise Price $103.00	(1,148)
	iShares Russell 2000 ETF
(24)	Expiration October 2014, Exercise Price $105.50	(7,011)
	iShares Russell 2000 ETF
(57)	Expiration November 2014, Exercise Price $104.00	(4,128)
	Lorillard, Inc.
(40)	Expiration March 2015, Exercise Price $50.00	(3,360)
	Lorillard, Inc.
(20)	Expiration March 2014, Exercise Price $52.50	(2,500)

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
Contracts***		Value
	PUT OPTIONS CONTRACTS WRITTEN - (0.1) % (Continued)
	SPDR S&P 500 ETF Trust
(79)	Expiration October 2014, Exercise Price $176.00	$ (1,106)
	SPDR S&P 500 ETF Trust
(51)	Expiration October 2014, Exercise Price $190.00	(4,284)
	SPDR S&P 500 ETF Trust
(46)	Expiration November 2014, Exercise Price $185.00	(6,670)
	United Continental Holdings, Inc.
(47)	Expiration October 2014, Exercise Price $44.00	(5,170)
	Yelp, Inc.
(57)	Expiration November 2014, Exercise Price $60.00	(12,540)
	TOTAL PUT OPTIONS CONTRACTS WRITTEN (Premiums Received - $49,723)	(53,869)

	TOTAL OPTIONS CONTRACTS WRITTEN - (Premiums Received - $86,933)	$ (72,028)

* Non-Income producing security.
** Each Purchased Call/Put Option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.
*** Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.
^ All or part of the security was held as collateral for securities sold short as of September 30, 2014.
# Subject to put and call purchased or written options
+ Structured Notes
@ - Convertible bond

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  The aggregate value of such securities is $481,552 or 0.9% of net assets.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
PLC - Public Limited Company
~ Defaulted on interest payments: non-income producing security.

(a) Securities for which market quotations are not readily available.  The aggregate value of such securities is $6,996,486 or 12.6% of net assets and they have been fair valued under procedures approved by the Fund's Board of Trustees.

(b) Interest on security is contingent.
(c) Restricted securities. The aggregate value of such securities is 12.6% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.

(d) Represents cost for financial reporting purposes.  Aggregate cost for Federal tax purposes, including short sales and written options is $38,458,998 and differs from market value by unrealized appreciation (depreciation) of securities, short sales and written options as follows:

Unrealized Appreciation:	$ 3,091,759
Unrealized Depreciation:	(842,677)
Net Unrealized Appreciation:	$ 2,249,082

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014
Shares		Value
	COMMON STOCKS - 32.4%
	ADVERTISING - 0.2%
1,141	Omnicom Group, Inc.	$ 78,569

	AGRICULTURE - 0.2%
946	Philip Morris International, Inc.	78,896
1,252	Vector Group Ltd.	27,769
		106,665
	AIRLINES - 0.7%
7,250	United Continental Holding, Inc. *	339,228

	APPAREL - 0.2%
635	Skechers USA, Inc. - Class A *	33,852
1,214	VF Corp.	80,160
		114,012
	AUTO MANUFACTURERS - 0.7%
12,747	Ford Motor Co. #	188,528
4,841	General Motors Co.	154,622
		343,150
	BANKS - 2.1%
11,900	Bank of America Corp.	202,895
2,150	Capital One Financial Corp.	175,483
3,610	Citigroup, Inc.	187,070
1,149	Nothern Trust Corp.	78,167
17,480	Regions Financial Corp.	175,499
2,782	Texas Capital Bancshares, Inc. *	160,466
1,882	US Bancorp	78,724
		1,058,304
	BEVERAGES - 0.5%
1,928	Coca-Cola Co.	82,248
4,010	Embotelladora Andina SA - ADR	76,832
385	Molson Coors Brewing Co.	28,659
621	PepsiCo, Inc.	57,809
		245,548
	BIOTECHNOLOGY - 0.1%
614	BioMarin Pharmaceutical, Inc. *	44,306

	BUILDING MATERIALS - 0.7%
734	Apogee Enterprises, Inc.	29,213
2,490	Headwaters, Inc. *	31,225
608	Martin Marietta Materials, Inc.	78,395
4,800	Simpson Manufacturing Co., Inc.	139,920
1,914	Trex Co., Inc. *	66,167
		344,920
	CHEMICALS - 1.7%
1,600	Airgas, Inc.	177,040
553	Ashland, Inc.	57,567
396	CF Industries Holdings, Inc.	110,571
830	Dow Chemical Co.	43,525
684	Ecolab, Inc.	78,544
606	Praxair, Inc.	78,174
3,140	RPM International, Inc.	143,749
5,190	Sociedad Quimica y Minera de Chile SA - ADR	135,667
		824,837

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
Shares		Value
	COAL - 0.1%
1,407	SunCoke Energy, Inc. *	$ 31,587

	COMMERCIAL SERVICES - 1.7%
1,513	ADT Corp.	53,651
965	Automatic Data Processing, Inc.	80,172
5,980	CoreLogic, Inc. *	161,879
1,055	Euronet Worldwide, Inc. *	50,418
5,500	KAR Auction Services, Inc.	157,465
1,667	Quanta Services, Inc. *	60,495
2,856	Rent-A-Center, Inc.	86,680
2,733	Service Corp International	57,776
4,353	Vantiv, Inc. - Class A *	134,508
		843,044
	COMPUTERS - 0.3%
2,728	EMC Corp.	79,821
1,188	Riverbed Technology, Inc. *	22,032
883	Super Micro Computer, Inc. *	25,978
		127,831
	COSMETICS/PERSONAL CARE - 0.2%
1,232	Colgate-Palmolive Co.	80,351

	DISTRIBUTION/WHOLESALE - 0.3%
3,523	Ingram Micro, Inc. *	90,928
321	WW Grainger, Inc.	80,780
		171,708
	DIVERSIFIED FINANCIAL SERVICES - 0.9%
2,517	Fidelity Natioanl Financial - Class A	69,822
1,148	IntercontinentalExchange, Inc.	223,917
1,407	NorthStar Asset Management Group, Inc. *	25,917
4,300	Ocwen Financial Corp. *	112,574
		432,230
	ELECTRIC - 0.5%
1,165	Dominion Resources, Inc.	80,490
1,082	Duke Energy Corp.	80,901
2,573	Xcel Energy, Inc.	78,219
		239,610
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
1,250	Hubbell, Inc. - Class B	150,662
1,220	Littelfuse, Inc.	103,920
		254,582
	ELECTRONICS - 0.9%
841	Honeywell International, Inc.	78,314
2,862	Jabil Circuit, Inc.	57,726
954	OSI Systems, Inc. *	60,560
1,114	Rogers Corp. *	61,003
3,050	TE Connectivity Ltd.	168,635
		426,238
	ENTERTAINMENT - 0.1%
1,047	National CineMedia, Inc.	15,192
1,626	Pinnacle Entertainment, Inc. *	40,796
		55,988

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
Shares		Value
	FOOD - 0.4%
535	Kroger Co.	$ 27,820
2,265	Mondelez International, Inc. - Class A	77,610
1,176	Pilgrim's Pride Corp.	35,939
1,561	Safeway, Inc.	53,542
		194,911
	FOREST PRODUCTS & PAPER - 0.2%
1,652	International Paper Co.	78,866

	HAND/MACHINE TOOLS - 0.1%
396	Stanley Black & Decker, Inc.	35,161

	HEALTHCARE-PRODUCTS - 0.6%
2,207	Abaxis, Inc.	111,917
4,160	Patterson Cos, Inc.	172,349
2,204	Volcano Corp. *	23,451
		307,717
	HEALTHCARE-SERVICES - 0.2%
1,664	Air Methods Corp. *	92,435

	HOME BUILDERS - 0.3%
8,230	Brookfield Residential Properties, Inc. *	155,465

	HOME FURNISHINGS - 0.0%
427	Tempur Sealy International, Inc. *	23,985

	INSURANCE - 1.3%
399	Alleghany Corp. *	166,842
923	Aon PLC	80,920
3,940	Arthur J Gallagher & Co.	178,718
2,402	Assured Guaranty Ltd.	53,228
877	Chubb Corp.	79,877
2,700	Horace Mann Educators Corp.	76,977
		636,562
	INTERNET - 1.8%
3,360	eBay, Inc. *	190,277
1,646	FTD Cos., Inc. *	56,145
935	IAC/InterActive Corp.	61,617
2,506	RingCentral, Inc. - Class A *	31,851
571	Textura Corp. *	15,074
2,784	Twitter, Inc. *	143,599
6,000	Yelp, Inc. *#	409,500
		908,063
	LEISURE TIME - 0.1%
935	Royal Caribbean Cruises Ltd.	62,916

	LODGING - 0.3%
4,340	Home Inns & Hotels Management, Inc. - ADR *	125,817

	MACHINERY-CONSTRUCTION & MINING - 0.3%
1,450	Caterpillar, Inc.	143,594

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
Shares		Value
	MACHINERY-DIVERSIFIED - 0.9%
1,777	Deere & Co.	$ 145,696
188	Nordson Corp.	14,301
536	Roper Industries, Inc.	78,412
758	Tennant Co.	50,854
4,960	Xylem, Inc.	176,030
		465,293
	MEDIA - 0.4%
1,041	CBS Corp. - Class B	55,694
6,165	Gray Television, Inc. *	48,580
2,557	News Corp. - Class A *	41,807
1,045	Tribune Co. *	68,761
		214,842
	MINING - 0.8%
8,100	Barrick Gold Corp.	118,746
2,390	Compass Minerals International, Inc.	201,429
763	Hi-Crush Partners LP	39,340
2,364	MAG Silver Corp. *	17,612
606	US Silica Holdings, Inc.	37,881
		415,008
	MISCELLANEOUS MANUFACTURING - 1.5%
3,270	Actuant Corp. - Class A	99,800
457	EnPro Industries, Inc. *	27,662
1,218	Federal Signal Corp.	16,126
674	Ingersoll-Rand PLC - Class A	37,987
3,600	ITT Corp.	161,784
1,200	Pall Corp.	100,440
2,690	Pentair Ltd.	176,168
1,060	SPX Corp.	99,566
		719,533
	OFFICE/BUSINESS EQUIPMENT - 0.0%
364	Xerox Corp.	4,816

	OIL & GAS - 1.7%
644	Chevron Corp.	76,842
997	ConocoPhillips	76,290
1,769	Emerald Oil, Inc. *	10,879
1,847	Exxon Mobil Corp.	173,710
9,721	Halcon Resources Corp. *	38,495
1,380	Patterson-UTI Energy, Inc.	44,891
2,677	Penn Virginia Corp. *	34,025
6,290	Triangle Petroleum Corp. *	69,253
1,985	Whiting Petroleum Corp. *	153,937
6,480	WPX Energy, Inc. *	155,909
		834,231
	OIL & GAS SERVICES - 0.2%
122	C&J Energy Services, Inc. *	3,727
779	Schlumberger Ltd.	79,217
		82,944

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
Shares		Value
	PHARMACEUTICALS - 1.4%
3,515	Abbott Laboratories	$ 146,189
869	Johnson & Johnson	92,627
2,292	Mallinckrodt PLC *	206,624
1,342	Merck & Co., Inc.	79,554
923	Mylan, Inc. *	41,987
3,380	Pfizer, Inc.	99,946
1,154	Zoetis, Inc.	42,640
		709,567
	PRIVATE EQUITY - 0.5%
10,000	KKR & Co. LP	223,000

	REAL ESTATE - 0.8%
4,550	Alexander & Baldwin, Inc.	163,664
1,460	Howard Hughes Corp. *	219,000
		382,664
	REITS - 0.9%
3,931	FelCor Lodging Trust, Inc.	36,794
2,479	NorthStar Realty Finance Corp.	43,804
4,170	Plum Creek Timber Co., Inc.	162,672
6,650	Senior Housing Properties Trust	139,118
3,320	Winthrop Realty Trust	50,032
		432,420
	RETAIL - 1.8%
1,199	Ann, Inc. *	49,315
2,170	Bed Bath & Beyond, Inc. *	142,851
12	Chipotle Mexican Grill, Inc. *	7,999
5,150	Coach, Inc.	183,392
1,584	Finish Line, Inc. - Class A	39,648
880	Home Depot, Inc.	80,731
2,987	JC Penney Co., Inc.	29,989
859	McDonald's Corp.	81,442
628	PetSmart, Inc.	44,017
1,236	Sonic Corp. *	27,637
5,280	Urban Outfitters, Inc. *	193,776
		880,797
	SEMICONDUCTORS - 0.8%
939	Cabot Microelectronics Corp. *	38,922
13,277	Himax Technologies, Inc. - ADR	134,762
1,658	Microchip Technology, Inc.	78,307
695	QUALCOMM, Inc.	51,965
966	Skyworks Solutions, Inc.	56,076
5,332	Tower Semiconductor Ltd. *	54,226
		414,258
	SOFTWARE - 0.8%
4,347	CDC Corp. - Class A * (a)(c)	1,217
2,660	Salesforce.com, Inc. *	153,030
79,632	Trident Microsystems, Inc. * (a)(c)	2,787
2,500	Vmware, Inc. - Cl. A *	234,600
		391,634
	STORAGE / WAREHOUSING - 0.1%
1,007	Mobile Mini, Inc.	35,215

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
Shares				Value
	TELECOMMUNICATIONS - 1.0%
2,294	AT&T, Inc.			$ 80,841
13,444	Extreme Networks, Inc. *			64,397
430	FairPoint Communications, Inc. *			6,523
2,884	Globalstar, Inc. *			10,555
688	NICE Systems Ltd. - ADR			28,064
4,853	RF Micro Devices, Inc. *			56,004
1,615	Telephone & Data Systems, Inc.			38,695
1,943	T-Mobile US, Inc. *			56,094
3,100	Verizon Communications, Inc.			154,969
292	ViaSat, Inc. *			16,095
				512,237
	TRANSPORTATION - 0.6%
690	Roadrunner Transportation Systems, Inc. *			15,725
2,628	United Parcel Service, Inc. - Class B			258,306
				274,031

	TOTAL COMMON STOCKS (Cost - $14,895,688)			15,920,690

	MUTUAL FUNDS - 15.5%
	ASSET ALLOCATION FUND - 4.9%
90,190	361 Managed Futures Strategy Fund - Cl. I ^			1,001,105
30,689	Ivy Asset Strategy Fund - Cl. Y			945,538
38,760	Whitebox Tactical Opportunities Fund			485,272
				2,431,915
	EQUITY FUND - 10.6%
117,955	Calamos Market Neutral Income Fund - Cl. I ^			1,526,344
12,839	Fairholme Fund			516,137
29,330	Oppenheimer Developing Markets Fund - Cl. Y			1,126,845
135,557	Robeco Boston Parners Long/Short Research Fund - Cl. I ^			2,029,283
				5,198,609

	TOTAL MUTUAL FUNDS (Cost - $6,887,996)			7,630,524

	HEDGE FUND - 2.0%
882,245	Raven Rock Credit Fund, LP *(a)(c)			1,013,109
	TOTAL HEDGE FUND (Cost - $897,953)

	EXCHANGE TRADED FUNDS - 9.2%
	EQUITY FUND - 9.2%
14,000	ProShares Large Cap Core Plus ^			1,344,840
17,474	Vanguard S&P 500 ETF ^			3,155,629
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,274,321)			4,500,469

	BONDS & NOTES - 10.3%
Principal	BANKS - 3.7%	Interest Rate	Maturity
$ 1,500,000	Goldman Sachs Group, Inc. + - Based on the EURO STOXX Index	0.000%	4/2/2018	1,826,448

	CHEMICALS - 0.0%
84,000	Momentive Performance Materials, Inc. ~ (b)	11.500%	12/1/2016	840

	DIVERSIFIED FINANCIAL SERVICES - 5.6%
2,000,000	Credit Suisse Securities USA LLC + - Based on S&P 500 Index	0.000%	6/1/2017	2,730,400

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
Principal		Interest Rate	Maturity	Value
	ENTERTAINMENT - 0.1%
$ 110,339	Chukchansi Economic Development Authority - 144A	10.250%	5/30/2020	$ 76,134

	ENVIRONMENTAL CONTROL - 0.1%
53,000	Tervita Corp. - 144A	10.875%	2/15/2018	53,000

	RETAIL - 0.5%
43,000	Bon-Ton Department Stores, Inc.	10.625%	7/15/2017	43,054
60,000	Claire's Stores, Inc.	8.875%	3/15/2019	49,800
61,000	JC Penney Corp., Inc.	5.650%	6/1/2020	51,240
59,000	Logan's Roadhouse, Inc.	10.750%	10/15/2017	44,250
65,500	Neebo, Inc. - 144A	15.000%	6/30/2016	67,465
				255,809
	TELECOMMUNICATIONS - 0.3%
110,000	Alaska Communications Systems Group @	6.250%	5/1/2018	88,000
45,000	United States Cellular Corp.	6.700%	12/15/2033	44,782
				132,782

	TOTAL BONDS & NOTES (Cost - $4,038,450)			5,075,413

	PRIVATE NOTES - 10.2%
3,500,000	Aequitas Capital (a)(c)	11.000%	7/5/2015	3,500,000
1,500,000	Aequitas Capital (a)(c)	11.000%	1/16/2015	1,500,000
	TOTAL PRIVATE NOTES (Cost - $5,000,000)			5,000,000

	OPTIONS PURCHASED * - 0.2%
Contracts**	CALL OPTIONS PURCHASED - 0.1%
	Activision Blizzard, Inc.
18	Expiration February 2015, Exercise Price $24.00			828
	Express Scripts Holding Co.
25	Expiration October 2014, Exercise Price $70.00			3,625
	Lorillard, Inc.
11	Expiration March 2015, Exercise Price $60.00			2,877
	Lorillard, Inc.
22	Expiration March 2015, Exercise Price $62.50			3,190
	United Continental Holdings, Inc.
50	Expiration October 2014, Exercise Price $49.00			6,500
	United Continental Holdings, Inc.
60	Expiration October 2014, Exercise Price $46.00			12,780
	TOTAL CALL OPTIONS PURCHASED (Cost - $41,671)			29,800

	PUT OPTIONS PURCHASED - 0.1%
	Ebay, Inc.
64	Expiration October 2014, Exercise Price $52.50			1,472
	iShares 20+ Year Treasury Bond ETF
55	Expiration January 2015, Exercise Price $105.00			1,842
	iShares iBoxx $ High Yield Corporate Bond ETF
30	Expiration October 2014, Exercise Price $90.00			1,350
	iShares Russell 2000 ETF
21	Expiration October 2014, Exercise Price $109.50			5,082
	iShares Russell 2000 ETF
11	Expiration November 2014, Exercise Price $109.00			3,619

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
Contracts**		Value
	PUT OPTIONS PURCHASED - 0.1% (Continued)
	SPDR S&P 500 ETF Trust
43	Expiration October 2014, Exercise Price $184.00	$ 1,462
	SPDR S&P 500 ETF Trust
21	Expiration November 2014, Exercise Price $196.00	8,022
	Yelp, Inc.
60	Expiration November 2014, Exercise Price $72.50	49,980
	TOTAL PUT OPTIONS PURCHASED (Cost - $81,632)	72,829

	TOTAL OPTIONS PURCHASED (Cost - $123,303)	102,629

	TOTAL INVESTMENTS (Cost - $36,117,711) (d) - 79.8%	$ 39,242,834
	SECURITIES SOLD SHORT (Proceeds - $5,108,542)(d) - (10.1)%	(4,976,608)
	OPTION CONTRACTS WRITTEN (Premiums Received - $62,126)(d) - (0.1)%	(56,360)
	OTHER ASSETS LESS LIABILITIES - 30.4%	14,927,337
	NET ASSETS - 100.00%	$ 49,137,203

	SECURITIES SOLD SHORT* - (10.1) %
Shares	COMMON STOCKS - (2.0)%
	AEROSPACE/DEFENSE - (0.0)%
(163)	AAR Corp.	(3,936)

	APPAREL - (0.2)%
(545)	Carter's, Inc.	(42,248)
(1,601)	Crocs, Inc. *	(20,141)
(1,059)	Steven Madden Ltd.	(34,132)
		(96,521)
	AUTO PARTS & EQUIPMENT - (0.0)%
(363)	Titan International, Inc.	(4,291)

	BUILDING MATERIALS - (0.2)%
(1,081)	Lennox International, Inc.	(83,096)

	CHEMICALS - (0.1)%
(730)	Innophos Holdings, Inc.	(40,216)

	COMMERCIAL SERVICES - (0.1)%
(1,974)	MoneyGram International, Inc. *	(24,754)
(967)	Monro Muffler Brake, Inc.	(46,929)
		(71,683)
	COMPUTERS - (0.5)%
(3,300)	3D Systems Corp. *	(153,021)
(426)	Apple, Inc.	(42,920)
(362)	SanDisk Corp.	(35,458)
		(231,399)
	DIVERSIFIED FINANCIAL SERVICES - (0.1)%
(429)	Credit Acceptance Corp.	(54,084)

	ENERGY-ALTERNATE SOURCES - (0.0)%
(365)	Pacific Ethanol, Inc. *	(5,095)
(122)	REX American Resources Corp.	(8,891)
		(13,986)

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
Shares		Value
	ENGINEERING & CONSTRUCTION - (0.0)%
(122)	Fluor Corp.	$ (8,148)

	ENVIRONMENTAL CONTROL - (0.1)%
(729)	Clean Harbors, Inc. *	(39,308)

	FOOD - (0.1)%
(1,708)	Nutrisystem, Inc.	(26,252)

	HAND / MACHINE TOOLS - (0.1)%
(605)	Regal-Beloit Corp.	(38,871)

	HEALTHCARE-PRODUCTS - (0.1)%
(962)	Cynosure, Inc. *	(20,202)
(122)	IDEXX Laboratories, Inc. *	(14,375)
		(34,577)
	HOME BUILDERS - (0.1)%
(504)	Thor Industries, Inc.	(25,956)

	MACHINERY-DIVERSIFIED - (0.0)%
(61)	Chart Industries, Inc. *	(3,729)
(98)	Lindsay Corp.	(7,326)
		(11,055)
	OFFICE FURNISHINGS - (0.0)%
(1,045)	Interface, Inc.	(16,866)

	OIL & GAS SERVICES - (0.1)%
(1,988)	RPC, Inc.	(43,657)

	RETAIL - (0.0)%
(244)	Tractor Supply Co.	(15,008)

	SEMICONDUCTORS - (0.2)%
(13,025)	Applied Micro Circuits Corp. *	(91,175)

	TELECOMMUNICATIONS - (0.0)%
(3,576)	Harmonic, Inc. *	(22,672)

	TOTAL COMMON STOCKS - (Proceeds - $1,039,544)	(972,757)

	EXCHANGE TRADED FUNDS - (8.0)%
	COMMODITY FUNDS - (0.0)%
(658)	iShares Silver Trust *	(10,758)

	DEBT FUNDS - (0.1)%
(1,038)	SPDR Barclays High Yield Bond ETF	(41,707)

	EQUITY FUNDS - (7.9)%
(484)	Consumer Discretionary Select Sector SPDR Fund	(32,278)
(1,582)	Consumer Staples Select Sector SPDR Fund	(71,364)
(668)	Energy Select Sector SPDR Fund	(60,534)
(1,489)	Industrial Select Sector SPDR Fund	(79,140)
(8,950)	iShares MSCI Emerging Markets ETF	(371,962)

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
Shares				Value
	EQUITY FUNDS - (7.9)% (Continued)
(1,691)	iShares Russell 2000 ETF			$ (184,911)
(856)	Materials Select Sector SPDR Fund			(42,449)
(547)	Powershares QQQ Trust Series 1			(54,038)
(13,498)	SPDR S&P 500 ETF Trust			(2,659,376)
(485)	SPDR S&P MidCap 400 ETF Trust			(120,920)
(5,737)	Technology Select Sector SPDR Fund			(228,964)
				(3,905,936)

	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $4,022,189)			(3,958,401)

Principal	BONDS & NOTES - (0.1) %	Interest Rate	Maturity
	CHEMICALS - (0.1) %
$ (45,000)	InterActive Corp.	4.875%	11/30/2018	(45,450)
	TOTAL BONDS & NOTES (Proceeds - $46,809)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $5,108,542)			(4,976,608)

Contracts***	OPTIONS CONTRACTS WRITTEN * - (0.1) %
	CALL OPTIONS CONTRACTS WRITTEN - (0.0) %
	Ford Motor Co.
(80)	Expiration October 2014, Exercise Price $15.00			(720)
	S&P 500 Index
(1)	Expiration October 2014, Exercise Price $1,999.00			(1,435)
	S&P 500 Index
(1)	Expiration October 2014, Exercise Price $2,001.00			(1,144)
	S&P 500 Index
(1)	Expiration October 2014, Exercise Price $2,027.00			(534)
	S&P 500 Index
(1)	Expiration October 2014, Exercise Price $2,029.00			(259)
	S&P 500 Index
(1)	Expiration October 2014, Exercise Price $2,031.00			(394)
	S&P 500 Index
(1)	Expiration November 2014, Exercise Price $2,014.00			(1,175)
	S&P 500 Index
(1)	Expiration November 2014, Exercise Price $2,016.00			(1,242)
	S&P 500 Index
(1)	Expiration November 2014, Exercise Price $2,016.00			(1,508)
	S&P 500 Index
(1)	Expiration November 2014, Exercise Price $2,019.00			(978)
	S&P 500 Index
(1)	Expiration November 2014, Exercise Price $2,026.00			(823)
	S&P 500 Index
(1)	Expiration November 2014, Exercise Price $2,031.00			(824)
	S&P 500 Index
(1)	Expiration November 2014, Exercise Price $2,036.00			(488)
	S&P 500 Index
(1)	Expiration November 2014, Exercise Price $2,039.00			(671)
	S&P 500 Index
(1)	Expiration November 2014, Exercise Price $2,041.00			(696)
	TOTAL CALL OPTIONS CONTRACTS WRITTEN (Premiums Received - $24,829)			(12,891)

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2014
Contracts***		Value
	PUT OPTIONS CONTRACTS WRITTEN - (0.1) %
	Activision Blizzard, Inc.
(18)	Expiration February 2015, Exercise Price $21.00	$ (2,826)
	iShares iBoxx $ High Yield Corporate Bond ETF
(30)	Expiration October 2014, Exercise Price $87.00	(525)
	iShares Russell 2000 ETF
(16)	Expiration October 2014, Exercise Price $103.00	(656)
	iShares Russell 2000 ETF
(32)	Expiration October 2014, Exercise Price $105.50	(3,936)
	iShares Russell 2000 ETF
(13)	Expiration November 2014, Exercise Price $104.00	(2,236)
	Lorillard, Inc.
(22)	Expiration March 2015, Exercise Price $50.00	(1,848)
	Lorillard, Inc.
(11)	Expiration March 2015, Exercise Price $52.50	(1,375)
	SPDR S&P 500 ETF Trust
(43)	Expiration October 2014, Exercise Price $176.00	(602)
	SPDR S&P 500 ETF Trust
(85)	Expiration October 2014, Exercise Price $190.00	(7,140)
	SPDR S&P 500 ETF Trust
(25)	Expiration November 2014, Exercise Price $185.00	(3,625)
	United Continental Holdings, Inc.
(50)	Expiration October 2014, Exercise Price $44.00	(5,500)
	Yelp, Inc.
(60)	Expiration November 2014, Exercise Price $60.00	(13,200)
	TOTAL PUT OPTIONS CONTRACTS WRITTEN (Premiums Received - $37,297)	(43,469)

	TOTAL OPTIONS CONTRACTS WRITTEN - (Premiums Received - $62,126)	$ (56,360)

* Non-Income producing security.
** Each Purchased Call/Put Option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.
*** Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.

^ All or part of the security was held as collateral for securities sold short as of September 30, 2014.
# Subject to call option written
+ Structured Notes
@ - Convertible bond

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  The aggregate value of such securities is $284,599 or 0.6% of net assets.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
PLC - Public Limited Company
~ Defaulted on interest payments: non-income producing security.
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is $6,017,113 or 12.2%
of net assets and they have been fair valued under procedures approved by the Fund's Board of Trustees.
(b) Interest on security is contingent.
(c) Restricted securities. The aggregate value of such securities is 12.2% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.

(d) Represents cost for financial reporting purposes.  Aggregate cost for Federal tax purposes, including short sales and written options is $31,190,066 and differs from market value by unrealized appreciation (depreciation) of securities, short sales and written options as follows:

Unrealized Appreciation:	$ 3,724,882
Unrealized Depreciation:	(705,082)
Net Unrealized Appreciation:	$ 3,019,800

Granite Harbor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

The following is a summary of significant accounting policies followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation- Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Granite Harbor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014
Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2014  for the Funds' assets and liabilities measured at fair value:

Granite Harbor Alternative Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 21,532,160	$ -	$ 6,001	$ 21,538,161
Mutual Funds	12,005,224	-	-	12,005,224
Hedge Fund	-	990,485	-	990,485
Exchanged Traded Funds	568,859	-	-	568,859
Bonds & Notes	-	4,523,808	-	4,523,808
Private Notes	-	-	6,000,000	6,000,000
Options Purchased	121,230	-	-	121,230
Total	$ 34,227,473	$ 5,514,293	$ 6,006,001	$ 45,747,767

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks*	$ 959,340	$ -	$ -	$ 959,340
Exchanged Traded Funds	3,918,429	-	-	3,918,429
Bonds Sold Short	-	89,890	-	89,890
Options Written	54,553	17,475	-	72,028
Total	$ 4,932,322	$ 107,365	$ -	$ 5,039,687

Granite Harbor Tactical Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 15,916,686	$ -	$ 4,004	$ 15,920,690
Mutual Funds	7,630,524	-	-	7,630,524
Hedge Fund	-	1,013,109	-	1,013,109
Exchanged Traded Funds	4,500,469	-	-	4,500,469
Bonds & Notes	-	5,075,413	-	5,075,413
Private Notes	-	-	5,000,000	5,000,000
Options Purchased	102,629	-	-	102,629
Total	$ 28,150,308	$ 6,088,522	$ 5,004,004	$ 39,242,834

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks*	$ 972,757	$ -	$ -	$ 972,757
Exchanged Traded Funds	3,958,401	-	-	3,958,401
Bonds Sold Short	-	45,450	-	45,450
Options Written	44,189	12,171	-	56,360
Total	$ 4,975,347	$ 57,621	$ -	$ 5,032,968

There were no transfers into or out of Level 1 and 2 during the current period presented.
It is the Funds' policy to recognize transfers into or out of Level 1, Level 2 and Level 3 at the end of the reporting period.
*Refer to the Portfolio of Investments for industry classifications.

Granite Harbor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

The folowing is a reconciliation of assets in which Level 3 inputs were used in determining value:

Granite Harbor Alternative Fund
	Private Notes	Common Stocks	Total
Beginning balance	$ 6,000,000	$ 6,001	$ 6,006,001
Total realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)**	-	-	-
Return of capital	-	-	-
Cost of purchases	-	-	-
Proceeds from sales	-	-	-
Accrued interest	-	-	-
Net transfers in/out of Level 3	-	-	-
Ending balance	$ 6,000,000	$ 6,001	$ 6,006,001

Granite Harbor Tactical Fund
	Private Notes	Common Stocks	Total
Beginning balance	$ 5,000,000	$ 4,004	$ 5,004,004
Total realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)**	-	-	-
Return of capital	-	-	-
Cost of purchases	-	-	-
Proceeds from sales	-	-	-
Accrued interest	-	-	-
Net transfers in/out of Level 3	-	-	-
Ending balance	$ 5,000,000	$ 4,004	$ 5,004,004

**includes change in unrealized appreciation attributable to Level 3 investments still held at September 30, 2014 of $0 and $0 for the Granite Harbor Alternative Fund and Granite Harbor Tactical Fund, respectively.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Funds' portfolio.  If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of September 30, 2014 the amount of depreciation on option contracts in the Granite Harbor Alternative Fund subject to equity contracts risk exposure amounted to $20,416. The amount of depreciation on option contracts in the Granite Harbor Tactical Fund subject to equity contracts risk exposure amounted to $14,908.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes the Fund invests in, which may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation.  The Fund bears the risk of loss of the amount expected to be received in the event of default or bankruptcy of the issuer.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

11/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

11/28/14

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

11/28/14